AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of American Life Separate Account No. 2:

   Statement of Assets and Liabilities .....................................   2

   Statement of Operations .................................................   4

   Statements of Changes in Net Assets .....................................   6

   Financial Highlights ....................................................   9

   Notes to Financial Statements ...........................................  14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                                             Investment Company
                                                                      --------------------------------------------------------------
                                                                        Money                     Equity       Mid-Cap
                                                                       Market     All America      Index    Equity Index     Bond
                                                                        Fund         Fund          Fund         Fund         Fund
                                                                      --------    ------------   --------   ------------   ---------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $12,325
   All America Fund -- $72,694
   Equity Index Fund -- $94,322
   Mid-Cap Equity Index Fund -- $5,399
   Bond Fund -- $47,795)
   (Notes 1 and 2) ..............................................     $ 11,793     $ 49,417      $ 67,055      $  5,083     $ 46,042
Due From (To) General Account ...................................            4       (2,972)       (1,319)           16           56
                                                                      --------     --------      --------      --------     --------
NET ASSETS ......................................................     $ 11,797     $ 46,445      $ 65,736      $  5,099     $ 46,098
                                                                      ========     ========      ========      ========     ========
UNIT VALUE AT JUNE 30, 2002 .....................................     $   2.29     $   6.91      $   2.31      $   1.20     $   3.64
                                                                      ========     ========      ========      ========     ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ................................................        5,147        6,717        28,451         4,235       12,652
                                                                      ========     ========      ========      ========     ========

                                                                                                 Investment Company
                                                                                  --------------------------------------------------
                                                                                                             Aggressive
                                                                                  Short-Term    Mid-Term      Composite     Equity
                                                                                   Bond Fund    Bond Fund        Fund        Fund
                                                                                  ----------   ----------    ----------    ---------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $2,054
   Mid-Term Bond Fund -- $1,947
   Composite Fund -- $15,240
   Aggressive Equity Fund -- $54,091)
   (Notes 1 and 2) ...................................................             $  2,064      $  2,003      $ 12,726    $ 52,801
Due From (To) General Account ........................................                    4             5           (85)       (336)
                                                                                   --------      --------      --------    --------
NET ASSETS ...........................................................             $  2,068      $  2,008      $ 12,641    $ 52,465
                                                                                   ========      ========      ========    ========
UNIT VALUE AT JUNE 30, 2002 ..........................................             $   1.49      $   1.55      $   4.71    $   2.48
                                                                                   ========      ========      ========    ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 .....................................................                1,390         1,295         2,683      21,144
                                                                                   ========      ========      ========    ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2002 (Unaudited)

                                                                                        Scudder                           Century
                                                                     -----------------------------------------------    ------------
                                                                                        Capital                          VP Capital
                                                                        Bond            Growth         International    Appreciation
                                                                        Fund             Fund              Fund             Fund
                                                                     ---------         --------        -------------    ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund-- $2,970
   Scudder Capital Growth Fund-- $58,089
   Scudder International Fund-- $38,690
   American Century VP
   Capital Appreciation Fund-- $8,389)
   (Notes 1 and 2) ...........................................       $  2,919          $ 34,041         $ 22,423          $  4,558
Due From (To) General Account ................................            (82)               77              (83)               93
                                                                     --------          --------         --------          --------
NET ASSETS ...................................................       $  2,837          $ 34,118         $ 22,340          $  4,651
                                                                     ========          ========         ========          ========
UNIT VALUE AT JUNE 30, 2002 ..................................       $  14.84          $  27.21         $  13.10          $  12.04
                                                                     ========          ========         ========          ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 .............................................            191             1,254            1,706               386
                                                                     ========          ========         ========          ========

                                                                        Calvert                   Fidelity
                                                                       ---------   -----------------------------------------------
                                                                        Social          VIP             VIP II          VIP II
                                                                       Balanced    Equity-Income        Contra       Asset Manager
                                                                         Fund          Fund              Fund            Fund
                                                                       ---------   -------------      ----------     -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $14,432
   VIP Equity-Income Fund -- $20,372
   VIP II Contra Fund -- $174,912
   VIP II Asset Manager Fund -- $49,644)
   (Notes 1 and 2) .............................................       $  11,310      $  16,828        $ 143,354         $  38,524
Due From (To) General Account ..................................            (812)            24             (217)              134
                                                                       ---------      ---------        ---------         ---------
NET ASSETS .....................................................       $  10,498      $  16,852        $ 143,137         $  38,658
                                                                       =========      =========        =========         =========
UNIT VALUE AT JUNE 30, 2002 ....................................       $    2.73      $   30.50        $   25.58         $   21.83
                                                                       =========      =========        =========         =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ...............................................           3,842            552            5,597             1,771
                                                                       =========      =========        =========         =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2002 (Unaudited)

                                                                                             Investment Company
                                                                       -------------------------------------------------------------
                                                                         Money             All            Equity          Mid-Cap
                                                                         Market          America          Index         Equity Index
                                                                          Fund             Fund            Fund             Fund
                                                                       ---------         --------        ---------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................        $     --         $     --         $     --       $     --
                                                                        --------         --------         --------       --------
Expenses (Note 3):
   Fees and administrative expenses ............................             109              367              430             24
                                                                        --------         --------         --------       --------
NET INVESTMENT INCOME (LOSS) ...................................            (109)            (367)            (430)           (24)
                                                                        --------         --------         --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................             (65)          (1,649)          (1,122)            --
   Net unrealized appreciation (depreciation)
     of investments ............................................             162           (4,015)          (9,321)          (218)
                                                                        --------         --------         --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................              97           (5,664)         (10,443)          (218)
                                                                        --------         --------         --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................        $    (12)        $ (6,031)        $(10,873)      $   (242)
                                                                        ========         ========         ========       ========

                                                                                         Investment Company
                                                                    ----------------------------------------------------------------
                                                                                  Short-Term Mid-Term
                                                                                                                          Aggressive
                                                                     Bond          Bond          Bond        Composite      Equity
                                                                     Fund          Fund          Fund          Fund           Fund
                                                                    -------       -------       -------      ---------    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...........................................      $    --       $    --       $    --       $    --      $    --
                                                                    -------       -------       -------       -------      -------
Expenses (Note 3):
   Fees and administrative expenses ..........................          274            21            17           136          261
                                                                    -------       -------       -------       -------      -------
NET INVESTMENT INCOME (LOSS) .................................         (274)          (21)          (17)         (136)        (261)
                                                                    -------       -------       -------       -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
         Net realized gain (loss) on investments .............          (15)           --            --           (15)          (6)
   Net unrealized appreciation (depreciation)
     of investments ..........................................        1,150            54            67          (354)         418
                                                                    -------       -------       -------       -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ............................................        1,135            54            67          (369)         412
                                                                    -------       -------       -------       -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................      $   861       $    33       $    50       $  (505)     $   151
                                                                    =======       =======       =======       =======      =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2002 (Unaudited)

                                                                                                                          American
                                                                                          Scudder                         Century
                                                                     ----------------------------------------------     ------------
                                                                                          Capital                        VP Capital
                                                                          Bond            Growth      International     Appreciation
                                                                          Fund             Fund           Fund              Fund
                                                                         -------          -------     -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................         $   174          $   121        $   176           $    --
                                                                         -------          -------        -------           -------
Expenses (Note 3):
   Fees and administrative expenses ............................              22              191            134                16
                                                                         -------          -------        -------           -------
NET INVESTMENT INCOME (LOSS) ...................................             152              (70)            42               (16)
                                                                         -------          -------        -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................              --           (2,688)            --                --
   Net unrealized appreciation (depreciation)
     of investments ............................................            (113)          (6,278)        (1,126)             (514)
                                                                         -------          -------        -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
         ON INVESTMENTS ........................................            (113)          (8,966)        (1,126)             (514)
                                                                         -------          -------        -------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................         $    39          $(9,036)       $(1,084)          $  (530)
                                                                         =======          =======        =======           =======

                                                                         Calvert                        Fidelity
                                                                        --------          ----------------------------------------
                                                                                           VIP           VIP II            VIP II
                                                                         Social           Equity-                           Asset
                                                                        Balanced          Income         Contra            Manager
                                                                          Fund             Fund           Fund               Fund
                                                                        --------          -------        -------           -------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................         $    --          $   762        $ 1,162           $ 1,580
                                                                         -------          -------        -------           -------
Expenses (Note 3):
   Fees and administrative expenses ............................              84              136            642               206
                                                                         -------          -------        -------           -------
NET INVESTMENT INCOME (LOSS) ...................................             (84)             626            520             1,374
                                                                         -------          -------        -------           -------
Net Realized and Unrealized Gain (Loss)
   on Investments (Note 1):
   Net realized gain (loss) on investments .....................              --             (314)          (337)           (1,964)
   Net unrealized appreciation (depreciation)
     of investments ............................................            (971)          (1,529)        (1,922)           (3,241)
                                                                         -------          -------        -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................            (971)          (1,843)        (2,259)           (5,205)
                                                                         -------          -------        -------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................         $(1,055)         $(1,217)       $(1,739)          $(3,831)
                                                                         =======          =======        =======           =======


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Investment Company
                                            ----------------------------------------------------------------------------------------
                                                   Money Market Fund             All America Fund             Equity Index Fund
                                            ---------------------------   -----------------------------  ---------------------------
                                            For the Six      For the       For the Six       For the      For the Six     For the
                                            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended   Year Ended
                                            June 30, 2002  December 31,   June 30, 2002    December 31,  June 30, 2002  December 31,
                                            (Unaudited)        2001        (Unaudited)         2001       (Unaudited)       2001
                                            -------------  ------------   -------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........  $   (109)     $     392        $    (367)      $  (1,070)     $    (430)     $   1,349
                                             --------      ---------        ---------       ---------      ---------      ---------
   Net realized gain (loss) on
     investments ..........................       (65)        (1,510)          (1,649)        (90,804)        (1,122)       (16,750)
   Net Unrealized appreciation
     (depreciation) of investments ........       162          1,627           (4,015)         55,498         (9,321)        (1,959)
                                             --------      ---------        ---------       ---------      ---------      ---------
Net Increase (Decrease) in net assets
   resulting from operations ..............       (12)           509           (6,031)        (36,376)       (10,873)       (17,360)
                                             --------      ---------        ---------       ---------      ---------      ---------
From Unit Transactions:
   Contributions ..........................        --          1,398            5,756           5,593          1,426          4,203
   Withdrawals ............................    (1,262)       (31,354)          (1,081)       (283,162)        (4,044)      (146,149)
   Net Transfers (Note 6) .................         1        (11,261)             280           4,296            (17)         3,250
                                             --------      ---------        ---------       ---------      ---------      ---------
Net Increase (Decrease) from unit
   transactions ...........................    (1,261)       (41,217)           4,955        (273,273)        (2,635)      (138,696)
                                             --------      ---------        ---------       ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS .....    (1,273)       (40,708)          (1,076)       (309,649)       (13,508)      (156,056)
NET ASSETS:
Beginning of Period/Year ..................    13,070         53,778           47,521         357,170         79,244        235,300
                                             --------      ---------        ---------       ---------      ---------      ---------
End of Period/Year ........................  $ 11,797      $  13,070        $  46,445       $  47,521      $  65,736      $  79,244
                                             ========      =========        =========       =========      =========      =========

                                                                                 Investment Company
                                            ----------------------------------------------------------------------------------------
                                                      Mid-Cap                                                    Short-Term
                                                 Equity Index Fund                   Bond Fund                    Bond Fund
                                            ---------------------------   -----------------------------  ---------------------------
                                            For the Six      For the       For the Six       For the      For the Six     For the
                                            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended   Year Ended
                                            June 30, 2002  December 31,   June 30, 2002    December 31,  June 30, 2002  December 31,
                                            (Unaudited)        2001        (Unaudited)         2001       (Unaudited)       2001
                                            -------------  ------------   -------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........    $   (24)      $     98        $   (274)       $  3,398       $    (21)      $     23
   Net realized gain (loss) on
     investments .........................         --           (475)            (15)           (496)            --         (1,577)
   Net Unrealized appreciation
     (depreciation) of investments .......       (218)          (749)          1,150             734             54          2,119
                                              -------       --------        --------        --------       --------       --------
Net Increase (Decrease) in net assets
   resulting from operations .............       (242)        (1,126)            861           3,636             33            565
                                              -------       --------        --------        --------       --------       --------
From Unit Transactions:
   Contributions .........................         --            155             316             299             --             99
   Withdrawals ...........................         --        (12,219)             --         (18,440)            --        (45,124)
   Net Transfers (Note 6) ................         30          2,685               5          (1,129)            --         (2,204)
                                              -------       --------        --------        --------       --------       --------
Net Increase (Decrease) from unit
   transactions ..........................         30         (9,379)            321         (19,270)            --        (47,229)
                                              -------       --------        --------        --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ....       (212)       (10,505)          1,182         (15,634)            33        (46,664)
NET ASSETS:
Beginning of Period/Year .................      5,311         15,816          44,916          60,550          2,035         48,699
                                              -------       --------        --------        --------       --------       --------
End of Period/Year .......................    $ 5,099       $  5,311        $ 46,098        $ 44,916       $  2,068       $  2,035
                                              =======       ========        ========        ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Investment Company
                                            ----------------------------------------------------------------------------------------
                                                       Mid-Term                     Composite                 Aggressive Equity
                                                      Bond Fund                       Fund                          Fund
                                            ---------------------------   -----------------------------  ---------------------------
                                            For the Six      For the       For the Six       For the      For the Six     For the
                                            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended   Year Ended
                                            June 30, 2002  December 31,   June 30, 2002    December 31,  June 30, 2002  December 31,
                                            (Unaudited)        2001        (Unaudited)         2001       (Unaudited)       2001
                                            -------------  ------------   -------------    ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........    $   (17)      $      43        $    (136)      $     181      $    (261)    $    (487)
   Net realized gain (loss) on
     investments ........................         --               3              (15)         (2,710)            (6)         (896)
   Net unrealized appreciation
     (depreciation) of investments ......         67              79             (354)         (2,342)           418       (14,422)
                                             -------       ---------        ---------       ---------      ---------     ---------
Net Increase (Decrease) in net
   assets resulting from operations .....         50             125             (505)         (4,871)           151       (15,805)
                                             -------       ---------        ---------       ---------      ---------     ---------
From Unit Transactions:
   Contributions ........................         --              50              118             148            786         1,616
   Withdrawals ..........................         --            (416)             (25)        (32,337)           (88)      (81,886)
   Net Transfers (Note 6) ...............         --             839               (1)            165             32           993
                                             -------       ---------        ---------       ---------      ---------     ---------
Net Increase (Decrease) from unit
   transactions .........................         --             473               92         (32,024)           730       (79,277)
                                             -------       ---------        ---------       ---------      ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ...         50             598             (413)        (36,895)           881       (95,082)
NET ASSETS:
Beginning of Period/Year ................      1,958           1,360           13,054          49,949         51,584       146,666
                                             -------       ---------        ---------       ---------      ---------     ---------
End of Period/Year ......................    $ 2,008       $   1,958        $  12,641       $  13,054      $  52,465     $  51,584
                                             =======       =========        =========       =========      =========     =========

                                                                                 Investment Company
                                            ----------------------------------------------------------------------------------------
                                                    Bond Fund                 Capital Growth Fund             International Fund
                                            ---------------------------   -----------------------------  ---------------------------
                                            For the Six      For the       For the Six       For the      For the Six     For the
                                            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended   Year Ended
                                            June 30, 2002  December 31,   June 30, 2002    December 31,  June 30, 2002  December 31,
                                            (Unaudited)        2001        (Unaudited)         2001       (Unaudited)       2001
                                            -------------  ------------   -------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income(loss) ...........  $   152        $     165        $     (70)       $   8,286     $      42     $   5,206
   Net realized gain (loss) on
     investments .........................       --              640           (2,688)         (18,063)           --        (2,459)
   Net Unrealized appreciation
     (depreciation) of investments .......     (113)            (451)          (6,278)         (21,267)       (1,126)      (16,152)
                                            -------        ---------        ---------        ---------     ---------     ---------
Net Increase (Decrease) in net assets
   resulting from operations .............       39              354           (9,036)         (31,044)       (1,084)      (13,405)
                                            -------        ---------        ---------        ---------     ---------     ---------
From Unit Transactions:
   Contributions .........................      316              344              328            5,882           674         1,158
   Withdrawals ...........................       --          (17,876)          (7,367)        (152,772)          (31)      (58,810)
   Net Transfers (Note 6) ................       (3)             572              144            8,960           (62)        1,656
                                            -------        ---------        ---------        ---------     ---------     ---------
Net Increase (Decrease) from unit
   transactions ..........................      313          (16,960)          (6,895)        (137,930)          581       (55,996)
                                            -------        ---------        ---------        ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ....      352          (16,606)         (15,931)        (168,974)         (503)      (69,401)
NET ASSETS:
Beginning of Period/Year .................    2,485           19,091           50,049          219,023        22,843        92,244
                                            -------        ---------        ---------        ---------     ---------     ---------
End of Period/Year .......................  $ 2,837        $   2,485        $  34,118        $  50,049     $  22,340     $  22,843
                                            =======        =========        =========        =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            American Century                   Calvert
                                                                    -------------------------------------------------------------
                                                                    VP Capital Appreciation Fund         Social Balanced Fund
                                                                    -------------------------------------------------------------
                                                                      For the Six      For the       For the Six       For the
                                                                     Months Ended    Year Ended     Months Ended     Year Ended
                                                                      June 30, 2002  December 31,  June 30, 2002     December 31,
                                                                      (Unaudited)       2001         (Unaudited)         2001
                                                                    ---------------  ------------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ........................................      $    (16)      $  3,230         $    (84)        $   461
   Net realized gain (loss) on investments ......................            --         (5,895)              --          (2,239)
   Net Unrealized appreciation (depreciation) of investments ....          (514)        (2,095)            (971)            (73)
                                                                       --------       --------         --------        --------
Net Increase (Decrease) in net assets resulting
   from operations ..............................................          (530)        (4,760)          (1,055)         (1,851)
                                                                       --------       --------         --------        --------
From Unit Transactions:
   Contributions ................................................            --            155              199           1,023
   Withdrawals ..................................................            --        (12,802)          (1,000)        (23,454)
   Net Transfers (Note 6) .......................................           (11)        (4,424)               8             364
                                                                       --------       --------         --------        --------
Net Increase (Decrease) from unit transactions ..................           (11)       (17,071)            (793)        (22,067)
                                                                       --------       --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS ...........................          (541)       (21,831)          (1,848)        (23,918)
NET ASSETS:
Beginning of Period/Year ........................................         5,192         27,023           12,346          36,264
                                                                       --------       --------         --------        --------
End of Period/Year ..............................................      $  4,651       $  5,192         $ 10,498        $ 12,346
                                                                       ========       ========         ========        ========

                                                                                    Fidelity
                                            ----------------------------------------------------------------------------------------
                                                        VIP                           VIP II                         VIP II
                                                   Equity-Income                     Contra                       Asset Manager
                                                       Fund                           Fund                            Fund
                                            ---------------------------   -----------------------------  ---------------------------
                                            For the Six      For the       For the Six       For the      For the Six     For the
                                            Months Ended    Year Ended     Months Ended    Year Ended     Months Ended   Year Ended
                                            June 30, 2002  December 31,   June 30, 2002    December 31,  June 30, 2002  December 31,
                                             (Unaudited)       2001        (Unaudited)         2001       (Unaudited)       2001
                                            -------------  ------------   -------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income(loss) ...........   $    626     $   2,119         $     520       $   7,180      $   1,374     $   3,867
   Net realized gain (loss) on
     investments .........................       (314)         (582)             (337)        (20,094)        (1,964)       (3,283)
   Net Unrealized appreciation
      (depreciation) of investments ......     (1,529)       (4,141)           (1,922)        (21,890)        (3,241)       (4,448)
                                             --------     ---------         ---------       ---------      ---------     ---------
Net Increase (Decrease) in net assets
   resulting from operations .............     (1,217)       (2,604)           (1,739)        (34,804)        (3,831)       (3,864)
                                             --------     ---------         ---------       ---------      ---------     ---------
From Unit Transactions:
   Contributions .........................         17         1,672               804           1,882            104           217
   Withdrawals ...........................     (2,283)      (40,038)           (1,846)       (150,042)       (12,040)      (23,256)
   Net Transfers (Note 6) ................         (6)        1,885                33           3,324             (6)          (55)
                                             --------     ---------         ---------       ---------      ---------     ---------
Net Increase (Decrease) from unit
   transactions ..........................     (2,272)      (36,481)           (1,009)       (144,836)       (11,942)      (23,094)
                                             --------     ---------         ---------       ---------      ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ....     (3,489)      (39,085)           (2,748)       (179,640)       (15,773)      (26,958)
NET ASSETS:
Beginning of Period/Year .................     20,341        59,426           145,885         325,525         54,431        81,389
                                             --------     ---------         ---------       ---------      ---------     ---------
End of Period/Year .......................   $ 16,852     $  20,341         $ 143,137       $ 145,885      $  38,658     $  54,431
                                             ========     =========         =========       =========      =========     =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2002 and the year 2001. Data shown for any of the preceding four years (1997-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                Investment Company Money Market Fund                   Investment Company All America Fund
                       ----------------------------------------------------  -------------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                         June 30,           Years Ended December 31,          June 30,            Years Ended December 31,
SELECTED PER UNIT AND     2002      ---------------------------------------     2002     -------------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)   2001    2000    1999     1998    1997   (Unaudited)    2001    2000    1999     1998     1997
---------------------  -----------  ------  ------  ------   ------  ------  -----------  -------  ------  ------   ------   ------
Unit value, beginning
  of period/year ..... $  2.28     $  2.22  $ 2.11  $  2.03  $  1.95  $ 1.87    $ 7.74    $  9.46  $10.05  $  8.09  $  6.76 $  5.39
                       =======     =======  ======  =======  =======  ======   =======    =======  ======  =======  ======= =======
Unit value, end of
  period/year ........ $  2.29     $  2.28  $ 2.22  $  2.11  $  2.03  $ 1.95    $ 6.91    $  7.74  $ 9.46  $ 10.05  $  8.09 $  6.76
                       =======     =======  ======  =======  =======  ======   =======    =======  ======  =======  ======= =======
Units outstanding,
  beginning of
  period/year (1) ....   5,720      24,251                                       6,138     37,775
                       =======     =======                                     =======    =======
Units Issued (1) .....      --         367                                       1,135        692
Units Redeemed (1) ...    (573)    (18,898)                                       (556)   (32,329)
                       -------     -------                                     -------    -------
Units outstanding,
  end of period/year .   5,147       5,720  24,251  670,745  373,107  90,542     6,717      6,138  37,775  979,623  961,495  919,295
                        ======      ======  ======  =======  =======  ======   =======    =======  ======  =======  ======= ========
Net Assets (1) ....... $11,797     $13,070                                     $46,445    $47,521
                       =======     =======                                     =======    =======
Expense Ratio (A)(1) .   0.90%       0.90%                                       0.90%      0.90%
                       =======     =======                                     =======    =======
Investment Income
  (Loss) Ratio (B)(1)       --        3.1%                                          --       0.2%
                       =======     =======                                     =======    =======
Total Return (C)(1) ..    0.3%        3.0%                                      -10.7%     -18.1%
                       =======     =======                                     =======    =======

                                                                                                   Investment Company
                                      Investment Company Equity Index Fund                     Mid-Cap Equity Index Fund
                             ----------------------------------------------------  -------------------------------------------------
                             Six Months                                                     Six Months
                               Ended                                                           Ended
                              June 30,              Years Ended December 31,                 June 30,       Years Ended December 31,
SELECTED PER UNIT AND          2002       --------------------------------------               2002        -------------------------
SUPPLEMENTARY DATA:         (Unaudited)    2001    2000     1999        1998         1997   (Unaudited)      2001    2000    1999
---------------------       -----------   ------  ------    ------     ------       ------  -----------    -------  ------  ------
Unit value, beginning
  of period/year ..........  $  2.67     $  3.07  $ 3.41  $     2.86  $     2.26  $     1.72   $   1.25     $ 1.28  $ 1.11  $   1.00
                             =======     =======  ======  ==========  ==========  ==========   ========     ======  ======  ========
Unit value, end of
  period/year .............  $  2.31     $  2.67  $ 3.07  $     3.41  $     2.86  $     2.26   $   1.20     $ 1.25  $ 1.28  $   1.11
                             =======     =======  ======  ==========  ==========  ==========   ========     ======  ======  ========
Units outstanding,
  beginning of
  period/year .............   29,233      76,577                                       4,234     12,361
Units Issued (1) ..........      554       1,355                                          --      3,294
Units Redeemed (1) ........   (1,736)    (48,299)                                          1    (11,421)
                             -------     -------                                     -------   --------
Units outstanding,
  end of period/year ......   28,451      29,633  76,577   3,981,869   3,950,586   2,496,288      4,235      4,234  12,361   315,623
                             =======     =======  ======  ==========  ==========  ==========   ========     ======  ======  ========
Net Assets (1) ............  $65,736     $79,244                                      $5,099   $  5,311
                             =======     =======                                     =======    =======
Expense Ratio (A)(1) ......    0.90%       0.90%                                       0.90%      0.90%
                             =======     =======                                     =======    =======
Investment Income
  (Loss) Ratio (B)(1) .....       --        2.1%                                          --       2.1%
                             =======     =======                                     =======    =======
Total Return (C)(1) .......   -13.6%      -13.0%                                       -4.0%      -2.0%
                             =======     =======                                     =======    =======

----------

*     Commenced operation May 3, 1999

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                Investment Company Bond Fund                         Investment Company Short-Term Bond Fund
                       ----------------------------------------------------  -------------------------------------------------------
                       Six Months                                            Six Months
                         Ended                                                 Ended
                        June 30,              Years Ended December 31,        June 30,            Years Ended December 31,
SELECTED PER UNIT AND    2002       ---------------------------------------     2002     -------------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)   2001    2000    1999     1998    1997   (Unaudited)    2001    2000    1999     1998     1997
---------------------  -----------  ------  ------  ------   ------  ------  -----------  -------  ------  ------   ------   ------
Unit value, beginning
  of period/year ..... $  3.57     $  3.31  $ 3.07  $  3.17  $  3.00  $ 2.75   $  1.46    $  1.37  $ 1.28 $   1.24 $  1.19   $ 1.14
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ========  ======
Unit value, end of
  period/year ........ $  3.64     $  3.57  $ 3.31   $ 3.07  $ 3.17   $ 3.00   $  1.49    $  1.46  $ 1.37 $   1.28 $   1.24  $ 1.19
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ========  ======
Units outstanding,
  beginning of
  period/year ........  12,584      18,282                                       1,398     35,617
Units Issued (1) .....      88         331                                           2        588
Units Redeemed (1) ...     (20)     (6,029)                                        (10)   (34,807)
                       -------     -------                                     -------    -------
Units outstanding,
  end of period/year .  12,652      12,584  18,282  460,800  714,893 301,512     1,390      1,398  35,617  132,691  126,929  24,344
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ========  ======
Net Assets (1) ....... $46,098     $44,916                                     $ 2,068    $ 2,035
                       =======     =======                                     =======    =======
Expense Ratio (A)(1) .   0.90%       0.90%                                       0.90%      0.90%
                       =======     =======                                     =======    =======
Investment Income
  (Loss) Ratio (B)(1)       --        7.8%                                          --       0.9%
                       =======     =======                                     =======    =======
Total Return (C) (1) .    2.1%        7.8%                                        2.2%       6.5%
                       =======     =======                                     =======    =======

                              Investment Company Mid-Term Bond Fund                    Investment Company Composite Fund
                       ----------------------------------------------------  -------------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                         June 30,             Years Ended December 31,        June 30,            Years Ended December 31,
SELECTED PER UNIT AND     2002      ---------------------------------------     2002      ------------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)   2001    2000    1999     1998    1997   (Unaudited)    2001    2000    1999     1998     1997
---------------------  -----------  ------  ------  ------   ------  ------  -----------  -------  ------  ------   ------   ------
Unit value, beginning
  of period/year ..... $  1.51     $  1.38  $ 1.32  $  1.32  $  1.26  $ 1.19   $  4.87    $  5.52  $ 5.61 $   4.93 $   4.36 $   3.75
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ======== ========
Unit value, end of
  period/year ........ $  1.55     $  1.51  $ 1.38  $  1.32  $  1.32  $ 1.26   $  4.71    $  4.87  $ 5.52 $   5.61 $   4.93 $   4.36
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ======== ========
Units outstanding,
  beginning of
  period/year ........   1,301         989                                       2,680      9,047
Units Issued (1) .....      --       1,122                                          25         29
Units Redeemed (1) ...      (6)       (810)                                        (22)    (6,396)
                       -------     -------                                     -------    -------
Units outstanding,
  end of period/year .   1,295       1,301     989  159,690  197,045  49,001     2,683      2,680   9,047  875,960  696,121  643,537
                       =======     =======  ======  =======  =======  ======   =======    =======  ====== ======== ======== ========
Net Assets (1) ....... $ 2,008     $1,958                                      $12,641    $13,054
                       =======     =======                                     =======    =======
Expense Ratio (A)(1) .   0.90%       0.90%                                       0.90%      0.90%
                       =======     =======                                     =======    =======
Investment Income
  (Loss)Ratio (B)(1) .      --        3.9%                                          --       2.3%
                       =======     =======                                     =======    =======
Total Return (C)(1) ..    3.0%        9.5%                                       -3.3%     -11.8%
                       =======     =======                                     =======    =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                             Investment Company Aggressive Equity Fund                          Scudder Bond Fund
                      -------------------------------------------------------   ----------------------------------------------------
                       Six Months                                               Six Months
                         Ended                                                    Ended
                        June 30,           Years Ended December 31,              June 30,           Years Ended December 31,
SELECTED PER UNIT AND    2002    --------------------------------------------      2002     ----------------------------------------
SUPPLEMENTARY DATA:   (Unaudited) 2001    2000     1999      1998       1997    (Unaudited)   2001    2000    1999     1998    1997
--------------------- ---------- ------  ------   ------    ------     ------   ----------- -------  ------  ------   ------  ------
Unit value, beginning
  of period/year .... $  2.47   $  2.79  $ 2.85 $    2.02 $     2.15 $     1.80  $ 14.60   $ 13.94  $12.73 $  13.02 $  12.37 $ 11.48
                      =======   =======  ====== =========  ========== ========== =======   =======  ====== ======== ======== =======
Unit value, end of
  period/year ....... $  2.48   $  2.47  $ 2.79 $    2.85 $     2.02 $     2.15  $ 14.84   $ 14.60  $13.94 $  12.73 $  13.02 $ 12.37
                      =======   =======  ====== =========  ========== ========== =======   =======  ====== ======== ======== =======
Units outstanding,
  beginning of
  period/year .......  20,864    52,543                                              170     1,370
Units Issued (1) ....     345       469                                               21       282
Units Redeemed (1) ..     (65)  (32,148)                                              --    (1,482)
                      -------   -------                                          -------   -------
Units outstanding,
  end of period/year   21,144    20,864  52,543 1,529,685  1,778,370  2,289,562      191       170   1,370   20,522   26,966   7,927
                      =======   =======  ====== =========  ========== =========  =======   =======  ====== ======== ======== =======
Net Assets (1) ...... $52,465   $51,584                                           $2,837   $ 2,485
                      =======   =======                                          =======   =======
Expense Ratio (A)(1)    0.90%     0.90%                                            0.90%     0.90%
                      =======   =======                                          =======   =======
Investment Income
  (Loss) Ratio (B)(1)      --      0.3%                                             6.6%      3.5%
                      =======   =======                                          =======   =======
Total Return (C)(1) .    0.4%    -11.4%                                             1.7%      4.8%
                      =======   =======                                          =======   =======

                                Scudder Capital Growth Fund                                  Scudder International Fund
                       ----------------------------------------------------  -------------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                        June 30,              Years Ended December 31,        June 30,            Years Ended December 31,
SELECTED PER UNIT AND     2002      ---------------------------------------     2002     -------------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)   2001    2000    1999     1998    1997   (Unaudited)    2001    2000    1999     1998     1997
---------------------  -----------  ------  ------  ------   ------  ------  -----------  -------  ------  ------   ------   ------
Unit value, beginning
  of period/year ....  $ 34.34     $ 42.97 $ 48.17  $ 36.07  $ 29.64 $ 22.11   $ 13.72    $ 20.02  $25.83 $  16.93 $  14.46 $  13.43
                       =======     ======= =======  =======  ======= =======   =======    =======  ====== ======== ======== ========
Unit value, end of
  period/year .......  $ 27.21     $ 34.34 $ 42.97  $ 48.17  $ 36.07 $ 29.64   $ 13.10    $ 13.72  $20.02 $  25.83 $  16.93 $  14.46
                       =======     ======= =======  =======  ======= =======   =======    =======  ====== ======== ======== ========
Units outstanding,
  beginning of
  period/year .......    1,457       5,097                                       1,665      4,608
Units Issued (1)            19         117                                          51         83
Units Redeemed (1) ..     (222)     (3,757)                                        (10)    (3,026)
                       -------     -------                                     -------    -------
Units outstanding,
  end of period/year     1,254       1,457   5,097  172,063  171,014 159,853     1,706      1,665   4,608  728,627  105,376   78,166
                       =======     ======= =======  =======  ======= =======   =======    =======  ====== ======== ======== ========
Net Assets (1) ......  $34,118     $50,049                                     $22,340    $22,843
                       =======     =======                                     =======    =======
Expense Ratio (A)(1)     0.90%       0.90%                                       0.90%      0.90%
                       =======     =======                                     =======    =======
Investment Income
(Loss) Ratio (B)(1) .     0.3%        9.5%                                        0.8%      14.3%
                       =======     =======                                     =======    =======
Total Return (C)(1) .   -20.8%      -20.1%                                       -4.5%     -31.5%
                       =======     =======                                     =======    =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                         American Century VP Capital Appreciation Fund                   Calvert Social Balanced Fund
                      ----------------------------------------------------- -------------------------------------------------------
                       Six Months                                            Six Months
                         Ended                                                 Ended
                        June 30,            Years Ended December 31,          June 30,           Years Ended December 31,
SELECTED PER UNIT AND    2002     -----------------------------------------     2002    --------------------------------------------
SUPPLEMENTARY DATA:   (Unaudited)  2001    2000     1999     1998     1997  (Unaudited)   2001     2000     1999    1998     1997
--------------------- ----------- ------  ------   ------   ------   ------ ----------- -------   ------   ------  ------   -----
Unit value, beginning
  of period/year ..... $13.44    $ 18.82  $17.40  $ 10.69   $ 11.04 $ 11.53  $ 2.98      $ 3.23    $ 3.37 $   3.04 $   2.65 $   2.23
                       =======   ======= =======  =======   ======= =======  =======     =======   ====== ======== ======== ========
Unit value, end of
  period/year ........ $ 12.04   $ 13.44 $ 18.82  $ 17.40   $ 10.69 $ 11.04  $  2.73     $  2.98   $ 3.23 $   3.37 $   3.04 $   2.65
                       =======   ======= =======  =======   ======= =======  =======     =======   ====== ======== ======== ========
Units outstanding,
  beginning of
  period/year ........     386     1,436                                       4,143      11,222
Units Issued (1) .....      --       157                                          82          20
Units Redeemed (1) ...      --    (1,207)                                       (383)     (7,099)
                       -------   -------                                     -------     -------
Units outstanding,
  end of period/year .     386       386   1,436   87,702    36,061  44,293    3,842       4,143   11,222  252,148  256,931  194,166
                       =======   ======= =======  =======   ======= =======  =======     =======   ====== ======== ======== ========
Net Assets (1) ....... $ 4,651   $ 5,192                                     $10,498     $12,346
                       =======   =======                                     =======     =======
Expense Ratio (A)(1) .   0.65%     0.70%                                       0.90%       0.90%
                       =======   =======                                     =======     =======
Investment Income
  (Loss) Ratio (B)(1)       --     31.0%                                          --        3.3%
                       =======   =======                                     =======     =======
Total Return (C)(1) ..  -10.4%    -28.6%                                       -8.3%       -7.8%
                       =======   =======                                     =======     =======

                                Fidelity VIP Equity-Income Fund                       Fidelity VIP I Contra Fund
                      ----------------------------------------------------   ------------------------------------------------------
                       Six Months                                            Six Months
                         Ended                                                 Ended
                       June 30,            Years Ended December 31,           June 30,           Years Ended December 31,
SELECTED PER UNIT AND    2002     ----------------------------------------      2002     ------------------------------------------
SUPPLEMENTARY DATA:   (Unaudited)  2001    2000     1999      1998   1997    (Unaudited)   2001    2000    1999     1998     1997
--------------------- ----------- ------  ------   ------    ------ ------   ----------- -------  ------  ------   ------   ------
Unit value, beginning
  of period/year ..... $ 32.63    $ 34.61 $ 32.21  $ 30.65  $ 27.77 $ 21.93  $  25.88   $  29.73  $32.13 $  26.16 $  20.36 $  16.59
                       =======    ======= =======  =======  ======= =======  ========   ========  ====== ======== ======== ========
Unit value, end of
  period/year ........ $ 30.50    $ 32.63 $ 34.61  $ 32.21  $ 30.65 $ 27.77  $  25.58   $  25.88  $29.73 $  32.13 $  26.16 $  20.36
                       =======    ======= =======  =======  ======= =======  ========   ========  ====== ======== ======== ========
Units outstanding,
  beginning of
  period/year ........     623      1,717                                       5,637     10,950
Units Issued (1) .....      --         23                                          33         71
Units Redeemed (1) ...     (71)    (1,117)                                        (73)    (5,384)
                       -------    -------                                     -------   --------
Units outstanding,
  end of period/year .     552        623   1,717  107,509  115,626  94,213     5,597      5,637  10,950  291,542  278,931  212,606
                       =======    ======= =======  =======  ======= =======  ========   ========  ====== ======== ======== ========
Net Assets (1) ....... $16,852    $20,341                                    $143,137   $145,885
                       =======    =======                                    ========   ========
Expense Ratio (A)(1) .   0.80%      0.80%                                       0.80%      0.80%
                       =======    =======                                    ========   ========
Investment Income
  (Loss) Ratio (B)(1)     3.9%       8.3%                                        0.8%       4.2%
                       =======    =======                                    ========   ========
Total Return (C)(1) ..   -6.5%      -5.7%                                       -1.2%     -12.9%
                       =======    =======                                    ========   ========

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                   Fidelity VIP II Asset Manager Fund
                                        ----------------------------------------------------------
                                         Six Months
                                           Ended
                                          June 30,              Years Ended December 31,
SELECTED PER UNIT AND                      2002       --------------------------------------------
SUPPLEMENTARY DATA:                     (Unaudited)     2001     2000    1999      1998      1997
-------------------                     -----------    ------   ------  ------    ------    ------
Unit value, beginning of period/year ...  $ 23.91     $ 25.14   $26.40  $24.04    $21.14    $17.72
                                          =======     =======   ======  ======    ======    ======
Unit value, end of period/year .........  $ 21.83     $ 23.91   $25.14  $26.40    $24.04    $21.14
                                          =======     =======   ======  ======    ======    ======
Units outstanding, beginning of
  period/year ..........................    2,276       3,238
Units Issued (1) .......................        4           9
Units Redeemed (1) .....................     (509)       (971)
                                          -------     -------
Units outstanding, end of period/year ..    1,771       2,276    3,238  75,850    68,139    65,125
                                          =======     =======   ======  ======    ======    ======
Net Assets (1) .........................  $38,658     $54,431
                                          =======     =======
Expense Ratio (A) (1) ..................    0.80%       0.80%
                                          =======     =======
Investment Income (Loss)
  Ratio (B) (1) ........................     3.5%        7.2%
                                          =======     =======
Total Return (C) (1) ...................    -8.7%       -4.9%
                                          =======     =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL HIGHLIGHTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in the corresponding portfolio of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPERATE ACCOUNT NO. 2
              NOTES TO FINANCIAL HIGHLIGHTS (Unaudited)(Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2002 are as follows:

                                                        Number of      Net Asset
                                                         Shares          Value
                                                        ---------      ---------
      Investment Company Funds:
         Money Market Fund ............................    9,861       $ 1.20
         All America Fund .............................   26,398         1.87
         Equity Index Fund ............................   38,343         1.75
         Mid-Cap Equity Index Fund ....................    4,535         1.12
         Bond Fund ....................................   34,615         1.33
         Short-Term Bond Fund .........................    1,959         1.05
         Mid-Term Bond Fund ...........................    2,121         0.94
         Composite Fund ...............................    9,589         1.33
         Aggressive Equity Fund .......................   33,541         1.57
      Scudder Portfolios:
         Bond Portfolio ...............................      441         6.62
         Capital Growth Portfolio--Class "A" ..........     2,623       12.98
         International Portfolio--Class "A" ...........     2,927        7.66
      American Century VP Capital Appreciation Fund ...      676         6.74
      Calvert Social Balanced Portfolio ...............    6,984         1.62
      Fidelity Portfolios:
         Equity-Income--"Initial" Class ...............       820       20.52
         Contrafund--"Initial" Class ..................     7,236       19.81
         Asset Manager--"Initial" Class ...............     3,010       12.80

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

4. CHANGE IN INDEPENDENT AUDITOR

      In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Company. KPMGLLP (KPMG) was selected as the Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Company's Board of Directors.

                                               The American Life
                                               Insurance Company
                                               of New York

                                               P.O. Box 4837
                                               New York, NY 10185-0049